UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  028-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

 /s/  Andrew J. McDonald     Orinda, CA     May 02, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $531,999 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      NOTE 3/0         031162AL4      784  1000000 PRN      SOLE                  1000000        0        0
BED BATH & BEYOND INC          COM              075896100    46897   971557 SH       SOLE                   971557        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    25299 24385000 PRN      SOLE                 24385000        0        0
CARDINAL HEALTH INC            COM              14149Y108    31568   767507 SH       SOLE                   767507        0        0
CLOROX CO DEL                  COM              189054109    43659   623072 SH       SOLE                   623072        0        0
COMCAST CORP NEW               CL A             20030N101    28822  1165942 SH       SOLE                  1165942        0        0
DIONEX CO                      COM              254992704     1086     9200 SH       SOLE                     9200        0        0
ECOLAB INC                     COM              278865100    26847   526215 SH       SOLE                   526215        0        0
LUBRIZOL CORP                  COM              549271104      536     4000 SH       SOLE                     4000        0        0
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0     1000  1000000 PRN      SOLE                  1000000        0        0
MICROSOFT CORP                 COM              594918104    51340  2022045 SH       SOLE                  2022045        0        0
NEKTAR THERAPEUTICS            COM              640268108      180    19000 SH       SOLE                    19000        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     1000  1000000 PRN      SOLE                  1000000        0        0
NIKE INC                       CL B             654106103    65122   860269 SH       SOLE                   860269        0        0
PAYCHEX INC                    COM              704326107    66102  2106155 SH       SOLE                  2106155        0        0
PROGRESSIVE CORP OHIO          COM              743315103    62102  2939024 SH       SOLE                  2939024        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     1075    28700 SH       SOLE                    28700        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    18847   253586 SH       SOLE                   253586        0        0
US BANCORP DEL                 COM NEW          902973304      255     9649 SH       SOLE                     9649        0        0
WATERS CORP                    COM              941848103    17762   204397 SH       SOLE                   204397        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119      678    60000 SH       SOLE                    60000        0        0
WELLS FARGO & CO NEW           COM              949746101    41038  1294174 SH       SOLE                  1294174        0        0